Capital commitments	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Capital commitments	Capital commitments Authorized future capital expenditure for property, plant and equipment (excluding right-of-use assets) by group companies for which contracts had been signed at 31 December 2021 amounted to $8,208 million (2020 $8,009 million, 2019 $11,382 million). bp has contracted capital commitments amounting to $1,075 million (2020 $1,087 million, 2019 $77 million) in relation to joint ventures and $126 million (2020 $183 million, 2019 $787 million) in relation to associates. bp’s share of contracted capital commitments of joint ventures amounted to $1,383 million (2020 $900 million, 2019 $1,024 million).